ORGANIZATION AND PRINCIPAL ACTIVITIES - Reorganization (Details) $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended				12 Months Ended
	Dec. 26, 2017 $ / shares shares	Jun. 30, 2018 shares	Jan. 31, 2018 USD ($) $ / shares shares	Jan. 31, 2018 CNY (¥) shares	Nov. 30, 2013 shares	Dec. 31, 2019 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Initial Public Offering
Number of new shares issued (in shares)					125,000,000
Proceeds from Issuance of Common Stock | ¥							¥ 95,125
Proceeds from initial public offering, net of offering cost			$ 14.7	¥ 95,100				$ 100.1	¥ 651,300
Class A Ordinary Shares
Initial Public Offering
Number of new shares issued (in shares)		27,000,000				27,000,000	27,000,000
IPO | ADS
Initial Public Offering
Number of new shares issued (in shares)	12,000,000		1,800,000	1,800,000
Price per share | $ / shares	$ 9.00
Proceeds from Issuance of Common Stock			$ 14.7	¥ 95,100
Total gross capital raise			16.2	105,200
Net capital raise			$ 1.5	¥ 10,100
IPO | Class A Ordinary Shares
Initial Public Offering
Number of new shares issued (in shares)	24,000,000		3,600,000	3,600,000
Price per share | $ / shares			$ 0.0001